Consolidated Statement of Cash Flows $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($)
Cash flows from operating activities
Net loss	$ (27,333)
Adjustments to reconcile net loss to net cash used in operating activities:
Research and development-acquired licenses	21,892
Share-based compensation expense	334
Change in fair value of research and development license consideration liability	185
Change in fair value of note payable	156
Foreign exchange transaction loss	23
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(209)
Accounts payable and accrued expense	3,750
Net cash used in operating activities	(1,202)
Cash flows from investing activities
Purchase of research and development license	(12,000)
Net cash used in investing activities	(12,000)
Cash flows from financing activities
Proceeds from issuance of Series A-1 convertible preferred shares	10,000
Proceeds from note payable	7,600
Payment of deferred offering costs	(2,831)
Net cash provided by financing activities	14,769
Net increase in cash and cash equivalents	1,567
Cash and cash equivalents, beginning of period	0
Cash and cash equivalents, ending of period	1,567
Supplemental disclosure of noncash investing and financing activities:
Issuance of subsidiary redeemable preferred shares for license	4,943
Issuance of Series A-1 convertible preferred shares for license	2,500
Research and development consideration liability for license	2,449
Deferred offering costs included in accounts payable and accrued expenses	655
Non-cash transfers to redeemable noncontrolling interest	$ 5,057